SHARE-BASED PAYMENTS - Summary of Unrecognized Share-Based Payment Arrangements And Weighted Average Amortization Period (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Equity classified share options (excluding Founder Awards)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Unrecognized share-based payment expense, USD	$ 315	$ 702
Weighted average remaining amortization period, years	7 months 6 days	10 months 24 days
Founders’ Awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Unrecognized share-based payment expense, USD	$ 1,633	$ 2,655
Weighted average remaining amortization period, years	1 year 10 months 24 days	2 years 9 months 18 days
RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Unrecognized share-based payment expense, USD	$ 9,058	$ 7,581
Weighted average remaining amortization period, years	1 year 10 months 24 days	1 year 10 months 24 days